Equity_Treasury Shares (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 KRW (₩) shares
Carrying amount
Beginning		₩ 721,973,000,000
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition		202,051,000,000	$ 189,289
Disposal		(255,263,000,000)	(239,140)	₩ 721,973,000,000
Ending		₩ 755,973,000,000	$ 708,225	₩ 721,973,000,000
Treasury Shares Member [Member]
Number of treasury shares
Beginning | shares		19,826,100	19,826,100	0
Changes In Treasury Share Number Abstract [Abstract]
Acquisition | shares		3,761,823	3,761,823	19,826,100
Treasury Stock Shares Retired | shares		(4,513,969)	(4,513,969)	0
Ending | shares		19,073,954	19,073,954	19,826,100
Carrying amount
Beginning		₩ 721,973,000,000		₩ 0
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition		202,051,000,000		721,973,000,000
Disposal		(168,051,000,000)		0
Ending		755,973,000,000		₩ 721,973,000,000
Trust Agreement To Acquire Treasury Shares Amount		300,000,000,000
Termination of trust agreement to acquire treasury shares amount	[1]	₩ 800,000,000,000

[1]	For the year ended December 31, 2017, the treasury stock trust agreement of ￦800,000 million with Samsung Securities Co., Ltd., which was signed in previous year, was terminated. In order to increase shareholder value, the Group entered in to another treasury stock trust agreement of ￦300,000 million with Samsung Securities Co., Ltd. for the year ended December 31, 2017.